Note 30 - Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of estimates of possible losses [text block]
	2020	2019

Income tax and social contribution	53,898.0	43,453.0
Value-added and excise taxes	23,299.3	22,226.3
PIS and COFINS	2,746.3	3,066.8
Others	1,603.5	1,778.0
	81,547.1	70,524.1